Financial liabilities - Royalty certificates (Details) € / shares in Units, € in Thousands										12 Months Ended					121 Months Ended
	Dec. 31, 2024 EUR (€) € / shares	Dec. 31, 2023 EUR (€) € / shares		Oct. 24, 2023 € / shares shares	Feb. 22, 2023 EUR (€) € / shares shares	Dec. 31, 2022 EUR (€) € / shares		Sep. 07, 2022 EUR (€) € / shares shares	Sep. 02, 2022 EUR (€) transaction € / shares shares	Dec. 31, 2024 EUR (€) € / shares	Dec. 31, 2023 EUR (€) € / shares shares		Dec. 31, 2022 EUR (€) € / shares shares		Dec. 31, 2023 EUR (€) € / shares	Nov. 19, 2024 € / shares	Jun. 21, 2024 € / shares	Mar. 28, 2024 € / shares	Nov. 02, 2023 € / shares	Aug. 24, 2023 € / shares	Aug. 20, 2023 € / shares	May 24, 2023 € / shares	Apr. 01, 2022 € / shares	Dec. 31, 2021 € / shares
Disclosure of detailed information about borrowings [line items]
Issue of equity					€ 130,000			€ 46,231			€ 353,377		€ 46,231
Capital increase from issuance of ordinary shares (in shares) | shares				20,325,500	20,000,000			5,530,000			40,325,500		5,530,000
Par value per share (in euro per share) | € / shares	€ 0.01	€ 0.01		€ 0.01	€ 0.01	€ 0.01		€ 0.01		€ 0.01	€ 0.01		€ 0.01		€ 0.01	€ 0.01						€ 0.01
Equity issuance, subscripion price per share (in euro per share) | € / shares					€ 6.50			€ 8.36
Net proceeds from sale of royalty certificates									€ 2,931	€ 0	€ 0		€ 2,931		€ 2,900
Royalty certificate, percentage of future sales									2.00%
Royalty certificate, maximum amount									€ 172,000
Share issue related cost											28,111		3,280
Royalty certificates	€ 13,023	€ 12,229	[1]			€ 3,287	[1]			13,023	12,229	[1]	3,287	[1]	12,229 [1]
Decrease in interest expense													100
Increase (decrease) through amortization cost remeasurement										(3,404)
Interest on royalty certificates										794	8,942		356
Unwinding of discount on royalties										4,198
Financial liabilities, at fair value	€ 162,256	€ 125,191				€ 58,469				€ 162,256	€ 125,191		€ 58,469		€ 125,191
Share price
Disclosure of detailed information about borrowings [line items]
Amount of reasonably possible increase in unobservable input, liabilities | € / shares	€ 1	€ 1				€ 1				€ 1	€ 1		€ 1		€ 1		€ 1	€ 1	€ 1	€ 1	€ 1		€ 1	€ 1
Royalty certificates
Disclosure of detailed information about borrowings [line items]
Increase (decrease) through amortization cost remeasurement										€ (3,404)	€ 6,421
Royalty certificates
Disclosure of detailed information about borrowings [line items]
Notional amount									€ 49,162
Other liabilities, number of transactions | transaction									2
Issue of equity									€ 46,231
Capital increase from issuance of ordinary shares (in shares) | shares									5,530,000
Par value per share (in euro per share) | € / shares									€ 0.01
Equity issuance, subscripion price per share (in euro per share) | € / shares									€ 8.36
Royalty certificate, percentage of future sales									2.00%
Royalty certificate, maximum amount									€ 172,000
Royalty certificates, EIR		34.00%									34.00%				34.00%
Financial liabilities, at fair value	€ 7,313	€ 12,395				€ 3,307				€ 7,313	€ 12,395		€ 3,307		€ 12,395
Royalty certificates | POS
Disclosure of detailed information about borrowings [line items]
Percentage of reasonably possible increase in unobservable input, liabilities	0.05%	0.05%				0.05%				0.05%	0.05%		0.05%		0.05%
Increase (decrease) in financial liabilities at fair value due to reasonably possible increase in unobservable input	€ 572	€ 1,104				€ 299
Percentage of reasonably possible decrease in unobservable input, liabilities	(0.05%)	(0.05%)				(0.05%)				(0.05%)	(0.05%)		(0.05%)		(0.05%)
Increase (decrease) in financial liabilities at fair value due to reasonably possible decrease in unobservable input	€ (572)	€ (1,104)				€ (294)
Royalty certificates | Peak penetration
Disclosure of detailed information about borrowings [line items]
Percentage of reasonably possible increase in unobservable input, liabilities	5.00%	5.00%				5.00%				5.00%	5.00%		5.00%		5.00%
Increase (decrease) in financial liabilities at fair value due to reasonably possible increase in unobservable input	€ 1,735	€ 1,757				€ 221
Percentage of reasonably possible decrease in unobservable input, liabilities	(5.00%)	(5.00%)				(5.00%)				(5.00%)	(5.00%)		(5.00%)		(5.00%)
Increase (decrease) in financial liabilities at fair value due to reasonably possible decrease in unobservable input	€ (2,527)	€ (2,311)				€ (347)
Royalty certificates | WACC
Disclosure of detailed information about borrowings [line items]
Percentage of reasonably possible increase in unobservable input, liabilities	1.00%	1.00%				1.00%				1.00%	1.00%		1.00%		1.00%
Increase (decrease) in financial liabilities at fair value due to reasonably possible increase in unobservable input	€ (314)	€ (577)				€ (191)
Percentage of reasonably possible decrease in unobservable input, liabilities	(1.00%)	(1.00%)				(1.00%)				(1.00%)	(1.00%)		(1.00%)		(1.00%)
Increase (decrease) in financial liabilities at fair value due to reasonably possible decrease in unobservable input	€ 332	€ 612				€ 205
Royalty certificates | Share price
Disclosure of detailed information about borrowings [line items]
Increase (decrease) in financial liabilities at fair value due to reasonably possible increase in unobservable input	1,160	1,325
Increase (decrease) in financial liabilities at fair value due to reasonably possible decrease in unobservable input	€ (1,160)	€ (1,325)
Amount of reasonably possible increase in unobservable input, liabilities | € / shares	€ 1	€ 1								€ 1	€ 1				€ 1
Amount of reasonably possible decrease in unobservable input, liabilities | € / shares	€ (1)	€ (1)								€ (1)	€ (1)				€ (1)
Share premium
Disclosure of detailed information about borrowings [line items]
Issue of equity											€ 352,974		€ 46,176
Share premium | Royalty certificates
Disclosure of detailed information about borrowings [line items]
Share issue related cost													€ 3,280

[1]	1In application of the Amendments to IAS 1 Presentation of Financial Statements – Classification of Liabilities as Current or Non-current, and
Non-current Liabilities with Covenants, the non-current portion of the OCEANE bonds as of December 31, 2022, amounting to €19,332 thousand, and the non-current portion of the Heights convertible notes as of December 31, 2023, amounting to €20,652 thousand, were reclassified within the current liabilities (Convertible loan notes) as of December 31, 2022 and 2023 respectively (see Note 2).